Tidal ETF Trust
234 W Florida St, Suite 203
Milwaukee, WI 53204

November 29, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”) File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the FolioBeyond Alternative Income and Interest Rate Hedge ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective November 28, 2023, and filed electronically as Post-Effective Amendment No. 205 to the Trust’s Registration Statement on Form N-1A on November 21, 2023.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino
General Counsel
Tidal Investments LLC